Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events
29.	Subsequent events

In July 2025, we ceased the listing of our ADSs representing Class A ordinary shares on the NYSE American and listed our Class A ordinary shares, on a post-reverse stock split basis, for trading on the NYSE American in substitution for the ADSs. Trading of the ADSs ended after market close on July 10, 2025, and the ADS Facility was terminated before market opened on July 11, 2025. The Bank of New York Mellon, as Depositary, notified all ADS holders of the termination of the deposit agreement, which became effective on July 11, 2025. Immediately following this, we implemented a reverse stock split, consolidating every 160 existing Class A ordinary shares of $0.001 par value into one new ordinary share of $0.16 par value. As a result, each holder received one new ordinary share for every 160 existing shares, and outstanding ADSs were automatically cancelled and exchanged for new ordinary shares at a rate of 0.9375 new ordinary shares per ADS, with any fractional shares rounded up to the nearest whole share at the participant level.